FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended
Jun. 30, 2020
FAIR VALUE MEASUREMENTS
Schedule of assets measured at fair value on a recurring basis

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at June 30, 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

		June 30,
Description	Level	2020
Assets:
Marketable securities held in Trust Account	1	$1,104,209,313